OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Government institutions	$ 128	$ 700
Deferred installation expenses	526	540
Deposits	368	650
Other non-current assets	$ 1,022	$ 1,890